Other Income	12 Months Ended
Mar. 31, 2025
Disclosure Of Other Income [Abstract]
Other Income
12)
OTHER INCOME

	For the year ended March 31
Particulars	2023	2024	2025
Government grant received	117	356	56
Gain on discontinuation of equity accounted investment (refer note 8 (a))	2,017	—	—
Gain on lease modification	100	12	20
Excess provision written back	344	125	127
Net gain on de-recognition of property, plant and equipment	177	132	61
Others	43	145	53
Total	2,798	770	317